Restricted Net Assets - Schedule of Restricted Net Assets (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Restricted Net Assets [Abstract]
Additional paid in capital	$ 1,161,211	$ 1,161,211
Statutory reserve	131,962	30,422
Total	$ 1,293,173	$ 1,191,633